OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Deferred revenues	$ 305	$ 269
Deferred tax liability	170	170
Accrued severance pay	0	523
Long- term operating lease liabilities	108	108
Other long-term liabilities	$ 583	$ 1,070